Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Risk Management [line items]
Schedule of maturity analysis for financial liabilities

The following, except for payables (including related parties) and equipment and construction payable, are the contractual maturities of other financial liabilities. The amounts include estimated interest payments (except for short-term borrowings) but exclude the impact of netting agreements.

	Contractual cash flows	2019.1.1~ 2019.12.31	2020.1.1~ 2021.12.31	2022.1.1~ 2023.12.31	2024 and thereafter
	(in thousands)
December 31, 2018
Non-derivative financial liabilities
Short-term borrowings	$546,472	546,472	-	-	-
Long-term borrowings (including current installments)	92,485,536	31,854,500	45,935,987	14,395,139	299,910
Guarantee deposits	816,512	36,977	-	-	779,535
Derivative financial instruments
Foreign currency forward contracts－inflows	(12,453,853)	(12,453,853)	-	-	-
Foreign currency forward contracts－outflows	12,436,885	12,436,885	-	-	-
	$93,831,552	32,420,981	45,935,987	14,395,139	1,079,445

	Contractual cash flows	2020.1.1~ 2020.12.31	2021.1.1~ 2022.12.31	2023.1.1~ 2024.12.31	2025 and thereafter
	(in thousands)
December 31, 2019
Non-derivative financial liabilities
Short-term borrowings	$1,725,602	1,725,602	-	-	-
Long-term borrowings (including current installments)	119,185,207	12,149,855	55,120,591	50,630,751	1,284,010
Guarantee deposits	785,456	23,510	11,187	-	750,759
Derivative financial instruments
Foreign currency forward contracts－inflows	(8,731,109)	(8,731,109)	-	-	-
Foreign currency forward contracts－outflows	8,727,770	8,727,770	-	-	-
	$121,692,926	13,895,628	55,131,778	50,630,751	2,034,769

Currency risk [member]
Disclosure Of Financial Risk Management [line items]
Disclosure of detailed information about exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
December 31, 2018
Financial assets
Monetary items
USD	$2,092,501	30.8020	64,453,216
JPY	11,872,572	0.2775	3,294,639
EUR	29,681	35.2036	1,044,878

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
Non-monetary items
USD	$2,799	30.8020	86,215
RMB	20,258	4.4813	90,782

Financial liabilities
Monetary items
USD	1,188,175	30.8020	36,598,166
JPY	25,296,499	0.2775	7,019,778
EUR	209	35.2036	7,358

December 31, 2019
Financial assets
Monetary items
USD	$1,499,405	30.1350	45,184,570
JPY	22,122,120	0.2768	6,123,403
EUR	46,595	33.7422	1,572,218
Non-monetary items
USD	1,726	30.1350	52,013
RMB	-	4.3155	-

Financial liabilities
Monetary items
USD	1,515,582	30.1350	45,672,064
JPY	22,187,729	0.2768	6,141,563
EUR	239	33.7422	8,064

Schedule of sensitivity analysis of currency risk

Depreciation or appreciation of the NTD by 1% against the USD, EUR and JPY at December 31, 2018 and 2019, while all other variables were remained constant, would have increased or decreased the net profit before tax for the years ended December 31, 2018 and 2019 as follows:

	For the years ended December 31,
	2018	2019
	(in thousands)
1% of depreciation	$251,674	10,585
1% of appreciation	(251,674)	(10,585)